Commitments and Contingencies	12 Months Ended
Dec. 31, 2012
COMMITMENTS AND CONTINGENCIES DISCLOSURE [Abstract]
Commitments and Contingencies
24.	COMMITMENTS AND CONTINGENCIES

Operating lease agreements

The Group has entered into leasing arrangements relating to office premises and computer equipment that are classified as operating leases, which expire at various dates through December 2014. Future minimum lease payments for non-cancelable operating leases as of December 31, 2012 are as follows:

	Office Premises	Server leasing and maintenance fees	Total
	RMB	RMB	RMB

2013	28,328	76,373	104,701
2014	26,164	2,832	28,996
2015	24,172	—	24,172
2016	10,531	—	10,531
2017	562	—	562
Total	89,757	79,205	168,962

As of December 31, 2012, the Group had leased servers under operating lease arrangements where the lease payments are calculated based on certain formulas, as specified in the agreements, with reference to the actual usage of the servers. The server leasing rental expenses under these operating leases amounted to approximately RMB20,344, RMB10,787 and RMB3,748 during the years ended December 31, 2010, 2011 and 2012, respectively. As the future lease payments for these arrangements are based on the actual number of users and thus cannot be reasonably estimated, they are not included in the minimum lease payments as disclosed above.

Total rental expenses including server leasing rental, office rental and server maintenance were approximately RMB134,792, RMB157,969 and RMB168,360 during the years ended December 31, 2010, 2011 and 2012, respectively, and were charged to the statements of operations and comprehensive income when incurred.

As of December 31, 2012, the Group also has commitments in respect of the maintenance contracts in relation to the servers owned by the Group and server leasing contracts amounting to RMB79,205.

As of December 31, 2012, there are no material capital lease obligations.

Capital commitments

As of December 31, 2012, capital commitments for purchase of equipment and game licenses were approximately RMB299,715.

Contingencies

The Company accounts for loss contingencies in accordance with ASC 450, “Contingencies” and other related guidance. Set forth below is a description of certain loss contingencies as well as the opinion of management as to the likelihood of loss.

Current PRC laws and regulations include limitations on foreign ownership in PRC companies that conduct online gaming business. Specifically, foreign investors are not allowed to own any equity interests in any entity conducting online gaming business. Since the Company is incorporated in the Cayman Islands, neither the Company nor its PRC subsidiaries are eligible to hold licenses to conduct online gaming business in China. To comply with PRC laws and regulations, the Company conducts its operations in China through a series of contractual arrangements entered into among its wholly owned PRC subsidiaries and its VIEs.

The Company’s VIEs hold the licenses that are essential to the operation of the Company’s business. In the opinion of management, (i) the ownership structure of the Company, its PRC subsidiaries, and its VIEs is in compliance with existing PRC laws and regulations; (ii) the contractual arrangements with the VIEs and their shareholders are valid and binding, and will not result in any violation of PRC laws or regulations currently in effect; and (iii) the Company’s business operations are in compliance with existing PRC laws and regulations in all material respects. However, there are substantial uncertainties regarding the interpretation and application of current and future PRC laws and regulations. Accordingly, the Company cannot be assured that PRC regulatory authorities will not ultimately take a contrary view to its opinion. If the current ownership structure of the Company and its contractual arrangements with the VIEs and their shareholders were found to be in violation of any existing or future PRC laws and regulations, the Company may be required to restructure its ownership structure and operations in the PRC to comply with the changing and new PRC laws and regulations.

Under PRC Ministry of Commerce (“MOFCOM”) security review rules promulgated in September 2011, a national security review is required for certain mergers and acquisitions by foreign investors raising concerns regarding national defense and security. Foreign investors are prohibited from circumventing the national security review requirements by structuring transactions through proxies, trusts, indirect investment, leases, loans, control through contractual arrangements, or offshore transactions. Management has concluded there is no need to submit the existing contractual arrangements with its VIEs and their shareholders to the MOFCOM for national security review based upon analysis of the rules. However, there are substantial uncertainties regarding the interpretation and application of the MOFCOM security review rules, and any new laws, rules, regulations or detailed implementation measures in any form relating to such rules. Therefore, the Company cannot be assured that the relevant PRC regulatory authorities, such as the MOFCOM, would not ultimately take a contrary view to the opinion of management. If the MOFCOM or another PRC regulatory authority determines that the Company needs to submit the existing contractual arrangements with its VIEs and their shareholders for national security review, the Company may face sanctions by the MOFCOM or other PRC regulatory authority, which may include, among others, requiring the Company to restructure its ownership structure, discontinuation or restriction of operations in the PRC, or invalidation of the agreements that the PRC subsidiaries have entered into with the VIEs and their shareholders.

In such case, the Company may not be able to operate or control business in the same manner as it currently does, and therefore, may not be able to consolidate the VIEs. In addition, the relevant regulatory authorities would have broad discretion in dealing with such violations which may adversely impact the financial statements, operations and cash flows of the Company (including restrictions on the Company to carry out business).

If the VIEs and their shareholders fail to perform their respective obligations under the current contractual arrangements, the Company may have to incur substantial costs and expend significant resources to enforce those arrangements and rely on legal remedies under PRC laws. The PRC laws, rules and regulations are relatively new, and because of the limited volume of published decisions and their non-binding nature, the interpretation and enforcement of these laws, rules and regulations involve substantial uncertainties. These uncertainties may impede the ability of the Company to enforce these contractual arrangements, or suffer significant delay or other obstacles in the process of enforcing these contractual arrangements and may materially and adversely affect the results of operations and the financial position of the Company.

In the opinion of management, the likelihood of loss in respect of the Company’s current ownership structure or the contractual arrangements with the VIEs and their shareholders is remote.